Term Loans (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Term Loans [Abstract]
Schedule of financial liabilities
					As of February 28
Figures in Rand thousands	Notes	Currency	Interest rate	Maturity	2022	2021

Non-current liabilities
Interest-bearing loans		ZAR	JIBAR + 2.05%	February 2024	20,003	–
Interest-bearing loans		EUR	3%	December 2023	5,024	10,468
Mortgaged bonds	28	ZAR	Prime rate -1.15%	December 2025	46,167	–
					71,194	10,468

Current liabilities
Interest-bearing loans		EUR	3%	December 2023	5,235	5,462
Mortgaged bonds	28	ZAR	Prime rate -1.15%	December 2025	12,921	–
					18,156	5,462
Total term loans					89,350	15,930

Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities
Figures in Rand thousands	Loans from related parties	Other loans and borrowings	Lease liabilities	Total

Balance at March 1, 2021	891,977	15,930	98,684	1,006,591
Changes from financing cash flows	(845,003)	8,292	(47,201)	(883,912)
Proceeds from borrowings	–	110,000	–	110,000
Repayment of related parties loans	(845,003)	–	–	(845,003)
Repayment of term loans	–	(101,708)	–	(101,708)
Payment of lease liabilities	–	–	(47,201)	(47,201)
Acquisition of a subsidiary	–	66,047	–	66,047
The effect of changes in foreign exchange rates	(43,110)	(919)	(2,609)	(46,638)

Other changes	(1,730)	–	63,204	61,474
Interest paid	(1,730)	(4,317)	(6,249)	(12,296)
New leases	–	–	63,204	63,204
Interest expense	–	4,317	6,249	10,566
Balance at February 28, 2022	2,134	89,350	112,078	203,562

Balance at March 1, 2020	8,362	22,969	98,997	130,328
Changes from financing cash flows	855,855	(8,247)	(46,751)	800,857
Proceeds from borrowings	857,367	–	–	857,367
Repayment of borrowings	(1,512)	(8 247)	–	(9,759)
Payment of lease liabilities	–	–	(46,751)	(46,751)
The effect of changes in foreign exchange rates	25,712	1,208	448	27,368)

Other changes	2,048	–	45,990	48,038
Interest paid	–	(1,666)	(5,588)	(7,254)
New leases	–	–	45,990	45,990
Interest expense	2,048	1,666	5,588	9,302
Balance at February 28, 2021	891,977	15,930	98,684	1,006,591